CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue and Long-Lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 234,866	$ 271,566	$ 245,331
Long-lived assets	85,369	87,191
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	26,155	39,087	62,456
North America [Member] | Net revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage			11.00%
South America And Central America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	84,048	115,190	100,457
Asia And Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	91,616	84,482	51,554
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	68,527	71,283
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,276	4,174
Latin America [Member] | Net revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		13.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,936	2,157
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,096	23,906	21,126
Long-lived assets	9,453	9,059
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,951	8,901	9,738
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,177	$ 518
Australia [Member] | Net revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	21.00%	17.00%